Golden Pear Funding AssetCo, LLC

Golden Pear Funding opco, LLC

PEAR 2021-1, LLC

Golden Pear Securitization, Series 2021-1

Consultant Report

November 3, 2021

For information related to this report, contact:

CBIZ MHM, LLC

401 Plymouth Road, Suite 200

Plymouth Meeting, PA 19462

M. Michael Aquino	Kristin D. Stanton
Lead Managing Director	Senior Manager
(610) 862-2737	(610) 862-2205
maquino@cbiz.com	kstanton@cbiz.com

This Report is for CLIENT’s Internal Use Only and Should Not Be Relied Upon By Any Third Party.

Golden Pear Securitization, Series 2021-1	Consulting Report

Consultant Engagement

Client and Seller Name:	Golden Pear Funding AssetCo, LLC
525 Washington Blvd., Suite 2015
Jersey City, NJ 07310

Company and Issuer Address:	PEAR 2021-1, LLC
525 Washington Blvd., Suite 2015
Jersey City, NJ 07310

Client and Company Principal Contact:	Dan Amsellem

Client and Company Phone Number:	212-792-8104

Consultants:	David Aquino
Tara Haurin
Ashley Lawrence
Kristin D. Stanton

Report Date:	November 3, 2021

Engagement Dates:	October 28 – November 3, 2021

Client and Company Contact:     Dan Amsellem – Chief Financial Officer

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Golden Pear Securitization, Series 2021-1	Consulting Report

November 3, 2021

PRIVATE & CONFIDENTIAL

Mr. Dan Amsellem

Golden Pear Funding

Chief Financial Officer

525 Washington Blvd, Suite 2015

Jersey City, NJ 07310

Dear Mr. Amsellem:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Golden Pear Funding AssetCo, LLC (“GP AssetCo”, “Seller”, “you” or the “Client”), Golden Pear Funding opco, LLC (“GP OpCo” or “Servicer”) and PEAR 2021-1, LLC (“Issuer” or “Company”) in connection with the Preliminary Private Placement Memorandum of Golden Pear Securitization, Series 2021-1 (“PPM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated October 18, 2021.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

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Golden Pear Securitization, Series 2021-1	Consulting Report

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultant(s)”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated October 18, 2021 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

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Golden Pear Securitization, Series 2021-1	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated October 18, 2021 with no third party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability, and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

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Golden Pear Securitization, Series 2021-1	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Dan Amsellem	Chief Financial Officer	6 years
Maria Ocasio	VP of Portfolio Management	3 years

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

•	Client, GP AssetCo, or Seller	Golden Pear Funding AssetCo, LLC
•	GP opco or Servicer	Golden Pear Funding opco, LLC
•	Issuer or Company	PEAR 2021-1, LLC
•	M	$000s
•	MM	$000,000s
•	PPM	Preliminary Private Placement Memorandum dated November 11, 2021
•	Final PPM	Final Private Placement Memorandum dated November 17, 2021
•	Transaction	Golden Pear Securitization, Series 2021-1
•	Case Cash	JV Partner of Golden Pear

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

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Golden Pear Securitization, Series 2021-1	Consulting Report

TABLE OF CONTENTS

SCOPE OF SERVICES	8
A. RESULTS OF TESTING	11

EXHIBITS

A.1	DATA INTEGRITY TEST FOR ADVANCES
A.2	RECALCULATION OF SCOPE OF SERVICES STEPS 3 & 4

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Golden Pear Securitization, Series 2021-1	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER
DATED OCTOBER 18, 2021 BY AND BETWEEN
CBIZ MHM, LLC (“CBIZ”)
AND GOLDEN PEAR FUNDING ASSETCO, LLC (“GP ASSETCO”, “SELLER”, “YOU”, OR THE “CLIENT”), GOLDEN PEAR FUNDING opco, LLC (GP OPCO” OR “SERVICER”) AND PEAR 2021-1, LLC (“ISSUER” OR “COMPANY”)

Relevant Entities:

Golden Pear Funding AssetCo, LLC (“GP AssetCo”, “Seller”, “you” or the “Client”), Golden Pear Funding opco, LLC (“GP OpCo” or “Servicer”) and PEAR 2021-1, LLC (“Issuer” or “Company”)

Time Periods to be tested:

Data Tape as of October 13, 2021

Location:

Testing to be performed remotely in CBIZ’s office

Additional Request:

Document all discussions with and inquiries of management.

Note: Samples are selected as noted in the Statement of Work.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Client and Company that provided assistance and/or are referenced in the Consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Note that the names of Obligors should remain anonymous in documenting test results.

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SCOPE OF SERVICES

CBIZ to perform the following procedures to verify the completeness and accuracy of the litigation funding lien assets (“Receivables Pool”) included in the data tape utilized for the Preliminary Private Placement Memorandum of Golden Pear Securitization, Series 2021-1 (“PPM”), which date still needs to be determined (“Transaction”) (“Data Tape”) as of the effective date of October 13, 2021 (“Effective Date”).

CBIZ will judgmentally sample 100 selected assets from the Date Tape (“Sample Group”).

CBIZ will perform the following procedures.

A.	From the October 13, 2021 Data Tape provided by the Client, judgmentally select the Sample Group and perform the below data integrity test (the “Data Integrity Review”). For items marked below as “confirm”, note whether the item is noted as part of the underlying source documentation. For items marked as “compare”, agree the item on the Data Tape to the Servicer’s underlying operating system. For items marked as “recalculate”, recalculate the noted item listed below for accuracy:

1.	Perform the following to verify the existence of the Receivable asset:

a.	Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape.
b.	Compare the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or accounting system for the Company.
c.	Compare advance type per the Data Tape to the CSS or accounting records.
d.	Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system).

2.	Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

a.	Compare the most recent advance date reported in the Data Tape to the accounting records or CSS by inspecting trial balance report from CSS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CSS report.
b.	Recalculate months since most recent advance date for each selection and agree to the Data Tape information.
c.	Compare the Raw Claim Type as shown in the Data Tape to the accounting records.

3.	Recalculate amounts reported in the testing tab to determine that:

a.	The aggregate Outstanding Principal CSS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 25.00% of the Eligible Receivable Balance;
b.	The aggregate Outstanding Principal CSS Balance of all Receivables related to unique obligors does not exceed 1.00% of the Eligible Receivable Balance;
c.	The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 60.00% of the aggregate Eligible Receivable Balance

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Golden Pear Securitization, Series 2021-1	Consulting Report

d.	The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 50.00% of the of the aggregate Eligible Receivable Balance

4.	Recalculate amounts reported as exclusions in the Summary tab to determine that:

a.	The Outstanding Principal CSS Balance related to a single plaintiff does not exceed $545,000;
b.	The weighted average age of all Receivables does not exceed 12 months based on the most recent advance date;
c.	The average Outstanding Principal ESS Balance of all Receivables is less than $5,000
d.	The oldest advance does not exceed 135 months from the date of the most recent funding date

5.	For the Sample Group, Compare the Raw Primary Carrier as shown in the Data Tape to the accounting records or CSS.

6.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	Agree the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape.
b.	Recalculate the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy.

For the Litigation Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool
ii.	Advance Type
iii.	Principal Balance per Unique Obligor
iv.	Injury Type
v.	Payment Source
vi.	NAIC
vii.	Law Firm
viii.	Month from Earliest Advance
ix.	Month from Most Recent Advance
x.	Case Worth Ratio
xi.	Plaintiff State

7.	Agree the following tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM.

For the Litigation Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool
b.	Advance Type
c.	Principal Balance per Unique Obligor
d.	Injury Type

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Golden Pear Securitization, Series 2021-1	Consulting Report

e.	Payment Source
f.	NAIC
g.	Law Firm
h.	Month from Earliest Advance.
i.	Month from Most Recent Advance
j.	Case Worth Ratio
k.	Plaintiff State

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Golden Pear Securitization, Series 2021-1	Consulting Report

A. Data Integrity Review

The Client provided a month-end electronic data file as of October 13, 2021 for all Pledged Receivables. The Consultants judgmentally selected a sample of 100 assets (“Sample Group”).

All 100 pledged Receivables were tested according to the requested Scope procedures. The schedule for the Data File Integrity Test can be found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 100 Pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
1. Perform the following to verify the existence of the Receivable asset:
a. Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape	100	3	3%
b. Compare the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or accounting system for the Company	100	0	0%
c. Compare advance type per the Data Tape to the CSS or accounting records	100	0	0%
d. Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system)	100	2	2%
2. Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:
a. Compare the most recent advance date reported in the Data Tape to the accounting records or CSS by inspecting trial balance report from CSS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CSS report.	100	0	0%
b. Recalculate months since most recent advance for each selection and agree to the Data Tape	100	0	0%
c. Compare Raw Claim Type as shown in the Data Tape to the accounting records	100	0	0%

1.	Perform the following to verify the existence of the Receivable asset:

a.	The Consultants Confirmed the contract advance amount per legal contract to the principal amount per the Data Tape with three (3) exceptions. In the first exception, the advance amount per the legal contract and the advance amount per the Data Tape did not agree due to a pre-payment on the day of funding. The Data Tape amount reflected the advance amount less the pre-payment while the legal contract reflected the full contract advance amount. Management provided proof of the pre-payment and explained this as a situation which can occur in normal business. In the second exception, the contract advance amount per the legal contract did not match the Data Tape due to one of the issued checks going stale. The Client was asked to void the amount and remove from funding, which was reflected on the Data Tape but did not agree to the legal contract. In these situations, the Client does not request that the attorney or obligor sign a new contract. In the third exception, one of the payees (a buyout company) issued a payoff letter which was reflected in the Data Tape but not in the legal contract. The correct amount due from the obligor was reflected in the Data Tape. No new legal contract was drafted to reflect this change.

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Golden Pear Securitization, Series 2021-1	Consulting Report

b.	The Consultants Compared the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) without exception.

c.	The Consultants Compared advance type per the Data Tape to the CSS without exception.

d.	The Consultants Confirmed the contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system) with two (2) exceptions. In the first exception, the advance amount per the proof of payment and the advance amount per the Data Tape did not match due to a pre-payment on the day of funding. The Data Tape amount reflected the advance amount less the pre-payment while the proof of payment reflected the full contract advance amount. Management provided proof of the pre-payment and explained this as a situation which can occur in normal business. In the second exception, the contract advance amount per the proof of payment did not match the Data Tape due to one of the issued checks going stale. The Client was asked to void the amount and remove from funding which was reflected on the Data Tape but was not reflected in the proof of payment.

2. Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

a.	The Consultants Compared the most recent advance date reported in the Data Tape to the accounting records by inspecting trial balance report from CCS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CCS report without exception.
b.	The Consultants recalculated months since most recent advance date for each selection and agreed to the Data Tape information without exception.
c.	The Consultants Compared the Raw Claim Type as shown in the Data Tape to the accounting records without exception.

3.	Recalculate amounts reported in the testing tab to determine that:

a.	The aggregate Outstanding Principal CSS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 25.00% of the Eligible Receivable Balance was recalculated without exception.

b.	The aggregate Outstanding Principal CSS Balance of all Receivables related to unique obligors does not exceed 1.00% of the Eligible Receivable Balance without exception.
c.	The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 60.00% of the aggregate Eligible Receivable Balance without exception.
d.	The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 50.00% of the of the aggregate Eligible Receivable Balance without exception.

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Golden Pear Securitization, Series 2021-1	Consulting Report

As noted above, all recalculations were completed without exception. See Exhibit A.2.

4.	Recalculate amounts reported as exclusions in the Summary tab to determine that:

a.	The Outstanding Principal CSS Balance related to a single plaintiff does not exceed $545,000 without exception.
b.	The weighted average age of all Receivables does not exceed 12 months based on the most recent advance date without exception.
c.	The average Outstanding Principal ESS Balance of all Receivables is less than $5,000 without exception.
d.	The oldest advance does not exceed 135 months from the date of the most recent funding date without exception.

As noted above, all recalculations were completed without exception. See Exhibit A.2.

5.	For the 100 assets, the Consultants Compared the Raw Primary Carrier as shown in the Data Tape to the accounting records with three (3) exceptions. It should be noted in the normal course of business, the Client may not initially know the Primary Carrier. Once the information is received, the system is updated with the Primary Carrier information. There were three instances where the Data Tape Primary Carrier was “unknown”, but the system was later updated with the Primary Carrier information.

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
Compare Raw Primary Carrier as shown in the Data Tape to the accounting records	100	3	3%

6.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	The Consultants agreed without exception the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape.
b.	The Consultants recalculated the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy without exception.

For the Litigation Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool

ii.	Advance Type
iii.	Principal Balance per Unique Obligor
iv.	Injury Type
v.	Payment Source
vi.	NAIC
vii.	Law Firm
viii.	Month from Earliest Advance

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Golden Pear Securitization, Series 2021-1	Consulting Report

ix.	Month from Most Recent Advance
x.	Case Worth Ratio
xi.	Plaintiff State

The above Litigation Strats were recalculated without exception.

7.	The Consultants agreed the following tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM without exception.

For the Litigation Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool
b.	Advance Type
c.	Principal Balance per Unique Obligor
d.	Injury Type
e.	Payment Source
f.	NAIC
g.	Law Firm
h.	Month from Earliest Advance.
i.	Month from Most Recent Advance
j.	Case Worth Ratio
k.	Plaintiff State

The above Litigation Strats were agreed as per the aforementioned without exception.

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Golden Pear Securitization, Series 2021-1 October 13, 2021 Compare Recalc Exhibit A.1 Confirm Contract Advance Advance ID Funded Most Recent Date Advance Date Months Advance Injury/Case Type Since Last Type (Raw Claim Type) Advance Raw Primary Contract Advance Carrier Amount Amount Proof of Payment 1 171748 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 2 185674 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 3 151146 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 4 188310 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 5 172922 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 6 146472 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 7 184573 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 8 153610 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 9 126738 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 10 137291 TRUE TRUE TRUE TRUE TRUE TRUE 1 1 11 169259 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 12 171730 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 13 153516 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 14 143496 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation. Golden Pear Securitization, Series 2021-1 October 13, 2021 Compare Recalc Exhibit A.1 Confirm Contract Advance Advance ID Funded Most Recent Date Advance Date Months Advance Injury/Case Type Since Last Type (Raw Claim Type) Advance Raw Primary Contract Advance Carrier Amount Amount Proof of Payment 15 132034 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 16 124722 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 17 193071 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 18 120959 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 19 158153 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 20 117106 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 21 114107 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 22 192285 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 23 115128 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 24 160134 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 25 156636 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 26 129045 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 27 180086 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 28 115141 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 29 131311 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 30 115058 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 31 188348 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 32 141048 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 33 184016 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 34 131098 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation. Golden Pear Securitization, Series 2021-1 October 13, 2021 Compare Recalc Exhibit A.1 Confirm Contract Advance Advance ID Funded Most Recent Date Advance Date Months Advance Injury/Case Type Since Last Type (Raw Claim Type) Advance Raw Primary Contract Advance Carrier Amount Amount Proof of Payment 35 153488 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 36 154534 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 37 170270 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 38 183890 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 39 127691 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 40 193399 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 41 176423 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 42 175235 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 43 174678 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 44 184725 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 45 143740 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 46 120013 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 47 149531 TRUE TRUE TRUE TRUE TRUE 1 TRUE TRUE 48 165862 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 49 164773 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 50 172304 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 51 165843 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 52 168214 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 53 161989 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 54 163586 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 55 171319 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 56 158902 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation. Golden Pear Securitization, Series 2021-1 October 13, 2021 Compare Recalc Exhibit A.1 Confirm Contract Advance Advance ID Funded Most Recent Date Advance Date Months Advance Injury/Case Type Since Last Type (Raw Claim Type) Advance Raw Primary Contract Advance Carrier Amount Amount Proof of Payment 57 161540 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 58 191479 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 59 107800 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 60 153626 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 61 170059 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 62 128741 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 63 172764 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 64 159178 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 65 170793 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 66 188960 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 67 140506 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 68 179016 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 69 159447 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 70 176636 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 71 156562 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 72 185950 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 73 133103 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 74 184173 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 75 140724 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 76 190606 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 77 171436 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation. Golden Pear Securitization, Series 2021-1 October 13, 2021 Compare Recalc Exhibit A.1 Confirm Contract Advance Advance ID Funded Most Recent Date Advance Date Months Advance Injury/Case Type Since Last Type (Raw Claim Type) Advance Raw Primary Contract Advance Carrier Amount Amount Proof of Payment 78 168347 TRUE TRUE TRUE TRUE TRUE 1 TRUE TRUE 79 148574 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 80 131485 TRUE TRUE TRUE TRUE TRUE 1 TRUE TRUE 81 146017 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 82 154698 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 83 185634 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 84 181979 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 85 125893 TRUE TRUE TRUE TRUE TRUE TRUE 1 1 86 185631 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 87 114684 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 88 173451 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 89 171268 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 90 166088 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 91 189510 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 92 185299 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 93 190003 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 94 185958 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 95 161187 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 96 146368 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 97 170789 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 98 139906 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 99 166256 TRUE TRUE TRUE TRUE TRUE TRUE 1 TRUE 100 177042 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation.

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Exhibit A.2 Pool Balance - Funded Amount Description per Scope of Services Per Company Per Consultant 3. Recalculate amounts reported in the testing tab to determine that: Limit Actual Recalculated Based Upon Combined Pool Concentration Limit Agreed to Scope of Services Notes a. The aggregate Outstanding Principal CSS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed [25%] of the Eligible Receivable Balance; 25.00% 20.01% 20.01% YES b. The aggregate Outstanding Principal CSS Balance of all Receivables related to unique obligors does not exceed [1%] of the Eligible Receivable Balance; 1.00% 0.55% 0.55% YES c. The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed [60%] of the aggregate Eligible Receivable Balance; 60.00% 52.08% 52.08% YES d. The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed [50%] of the of the aggregate Eligible Receivable Balance 50.00% 43.98% 43.98% YES Description per Scope of Services Per Company Per Consultant 4. Recalculate amounts reported as exclusions in the Summary tab to determine that: Limit Actual Recalculated Based Upon Combined Pool Concentration Limit Agreed to Scope of Services Notes a. The Outstanding Principal CSS Balance related to a single plaintiff does not exceed [$545,000]; $ 545,000 $ 541,391 $ 541,391 YES b. The weighted average age of all Receivables does not exceed [12] months based on the most recent advance date; 12 months 8 months 8 months YES c. The average Outstanding Principal ESS Balance of all Receivables is less than $5,000; 5,000 4,736 4,736 YES d. The oldest advance does not exceed [135] months from the date of the most recent funding date 135 months 132 months 132 months YES